Organization	3 Months Ended	12 Months Ended
	Jul. 31, 2023	Apr. 30, 2023
Organization [Abstract]
Organization

1. Organization

Maison Solutions Inc. (“Maison”, the “Company”, and formerly known as “Maison International Inc.”) was founded on July 24, 2019 as an Illinois corporation with its principal place of business in California. In September 2021, the Company was redomiciled in the State of Delaware as a corporation registered under the laws of the State of Delaware.

Immediately upon formation, the Company acquired three retail Asian supermarkets with two brands (Good Fortune and Hong Kong Supermarkets) in Los Angeles, California and rebranded them as “HK Good Fortune Supermarkets”. Upon completion of these acquisitions, these entities became controlled subsidiaries of the Company (hereafter collectively referred to as “Maison Group”).

•        In July 2019, the Company purchased 91% of the equity interests in Good Fortune Supermarket San Gabriel, LP (“Maison San Gabriel”) and 85.25% of the equity interests in Good Fortune Supermarket of Monrovia, LP (“Maison Monrovia”), each of which owns a Good Fortune Supermarket.

•        In October 2019, the Company purchased 91.67% of the equity interests in Super HK of El Monte, Inc. (“Maison El Monte”), which owns a Hong Kong Supermarket.

•        On June 30, 2022, the Company purchased 100% equity interest in GF Supermarket of MP, Inc. (“Maison Monterey Park”), the legal entity holding a supermarket in Monterey Park.

The Company, through its four subsidiaries engages in the specialty grocery retailer business. The Company is a fast-growing specialty grocery retailer offering traditional Asian food and merchandise to U.S. consumers, in particular to Asian-American communities.

1. Organization

Maison Solutions Inc. (“Maison”, the “Company”, and formerly known as “Maison International Inc.”) was founded on July 24, 2019 as an Illinois corporation with its principal place of business in California. In September 2021, the Company was redomiciled in the State of Delaware as a corporation registered under the laws of the State of Delaware.

Immediately upon formation, the Company acquired three retail Asian supermarkets with two brands (Good Fortune and Hong Kong Supermarkets) in Los Angeles, California and rebranded them as “HK Good Fortune Supermarkets”. Upon completion of these acquisitions, these entities became controlled subsidiaries of the Company (hereafter collectively referred to as “Maison Group”).

•        In July 2019, the Company purchased 91% of the equity interests in Good Fortune Supermarket San Gabriel, LP (“Maison San Gabriel”) and 85.25% of the equity interests in Good Fortune Supermarket of Monrovia, LP (“Maison Monrovia”), each of which owns a Good Fortune Supermarket.

•        In October 2019, the Company purchased 91.67% of the equity interests in Super HK of El Monte, Inc. (“Maison El Monte”), which owns a Hong Kong Supermarket.

•        On June 30, 2022, the Company purchased 100% equity interest in GF Supermarket of MP, Inc. (“Maison Monterey Park”), the legal entity holding a supermarket in Monterey Park.

The Company, through its four subsidiaries engages in the specialty grocery retailer business. The Company is a fast-growing specialty grocery retailer offering traditional Asian food and merchandise to U.S. consumers, in particular to Asian-American communities.